Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
NET REVENUE (Note 17)	$ 3,000,000
COST OF REVENUE (Note 17)	(407,259)
GROSS PROFIT	2,592,741
OPERATING EXPENSES (Notes 15, 18 and 21)
General and administrative expenses	(8,511,699)	$ (10,513,707)	$ (8,758,710)
Research and development expenses	(16,586,617)	(31,834,364)	(30,381,016)
Total operating expenses	(25,098,316)	(42,348,071)	(39,139,726)
OTHER OPERATING INCOME AND EXPENSES (Notes 12 and 18)	(23,073,400)
LOSS FROM OPERATIONS	(45,578,975)	(42,348,071)	(39,139,726)
NON-OPERATING INCOME AND EXPENSES
Interest income	150,610	268,330	363,137
Other income (Note 17)		187,244
Other gains and losses (Note 18)	(327,558)	213,243	(698,691)
Finance costs (Note 4 and 18)	(901,612)	(491,904)	(416,698)
Total non-operating income and expenses	(1,078,560)	176,913	(752,252)
LOSS BEFORE INCOME TAX	(46,657,535)	(42,171,158)	(39,891,978)
INCOME TAX EXPENSE (Notes 4 and 19)	(408,002)	(14,439)
NET LOSS FOR THE YEAR	(47,065,537)	(42,185,597)	(39,891,978)
Items that will not be reclassified subsequently to profit or loss:
Unrealized loss on investments in equity instruments at fair value through other comprehensive income	(55,084)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(47,120,621)	(42,185,597)	(39,891,978)
NET LOSS ATTRIBUTABLE TO:
Stockholders of the Company	(47,015,967)	(42,185,597)	(39,891,978)
Non-controlling interests	(49,570)
NET LOSS FOR THE YEAR	(47,065,537)	(42,185,597)	(39,891,978)
TOTAL COMPREHENSIVE LOSS ATTRIBUTABLE TO:
Stockholders of the Company	(47,071,051)	(42,185,597)	(39,891,978)
Non-controlling interests	(49,570)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	$ (47,120,621)	$ (42,185,597)	$ (39,891,978)
LOSS PER SHARE (Note 20)
Basic and diluted	$ (0.29)	$ (0.28)	$ (0.32)